CONVERTIBLE NOTES AND WARRANTS (Details Narrative) - USD ($)			12 Months Ended
	Dec. 23, 2025	Apr. 24, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 30, 2025	Mar. 16, 2025
Class of Warrant or Right, Outstanding			10,430,800	10,430,800
Legal Fees			$ 845,069	$ 1,097,192
Debt interest rate	90.00%
Beneficial ownership limitation, description	Conversion of the note is subject to a 4.99% beneficial ownership limitation (which may be increased to 9.99% under certain conditions). In addition, the total number of shares issuable upon conversion is subject to limitations under applicable stock exchange rules (including the 19.99% cap) unless shareholder approval is obtained.
Outstanding principal percentage			5.00%
Aggregated proceed issuance of subordinated debt			$ 2,500,000
Interest expense			$ 33,068
Exercise price			$ 115.00
Fair value of the warrants			$ 667,172
Warrant [Member]
Class of Warrant or Right, Outstanding	411,245				958,400	958,400
Exercise price	$ 5.837					$ 7.00
2025 Convertible Note [Member]
Conversion price	5.837
Floor price	$ 0.653
Accrue interest rate percentage			10.00%
Principal amount			$ 4,800,000
Unamortized debt discount			1,606,994
Carrying amount			$ 3,193,006
Effective interest rate, percentage			43.20%
Convertible Equity Agreements [Member]
Convertible Debt		$ 100,000
Convertible equity converted into shares		25,722
Securities Purchase Agreement [Member]
Gross proceeds	$ 4,000,000
Senior secured convertible promissory note amount	$ 4,800,000
Class of Warrant or Right, Outstanding	411,245
Net cash proceeds	$ 3,792,500
Commitment fee	100,000
Legal Fees	107,500
Debt Issuance Costs, Gross	207,500
Securities Purchase Agreement [Member] | Warrant [Member]
Debt Issuance Costs, Gross	34,610
Securities Purchase Agreement [Member] | 2025 Convertible Note [Member]
Principal amount monthly instalments	$ 240,000
Debt instrument description	The outstanding principal balance of 2025 Convertible Note shall be due and payable on December 23, 2027 (the “Maturity Date”). Each monthly instalment (each, a “Monthly Payment”) may, at the Company’s election, be satisfied in (i) cash (together with an additional cash payment of 4% of the amount paid in cash), (ii) shares of common stock (“Repayment Shares”), or (iii) a combination of cash and Repayment Shares. The number of Repayment Shares is determined by dividing the portion of principal being paid in shares by the Repayment Share Price, defined as 90% of the average of five (5) consecutive daily VWAP selected by Lind during the 20 trading days preceding the issuance of the Repayment Shares.
Debt repayment description	The 2025 Convertible Note contains customary events of default, including, among others: failure to pay principal, premium, fees or other amounts when due; failure to comply with covenants or other obligations under the Lind Securities Purchase Agreement or related transaction documents; failure or refusal to honor conversion requests or timely deliver conversion shares (including failure to remove restrictive legends or to provide required transfer agent instructions); failure to maintain sufficient authorized and reserved shares for full conversion of the note; certain change-of-control transactions not otherwise permitted; cross-defaults or accelerations of other indebtedness in excess of $500,000; voluntary or involuntary bankruptcy or insolvency events (subject to specified cure periods, where applicable); unsatisfied final judgments in excess of $500,000; delisting or trading suspension of the Company’s common stock, loss of DTC/FAST eligibility or going-private transactions; challenges to the enforceability of the Lind agreements; the Company’s market capitalization falling below $15 million for ten consecutive trading days; and the occurrence of a material adverse effect.
Debt Issuance Costs, Gross	$ 172,890
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net			$ 1,640,062
Principal amount			$ 4,800,000
Securities Purchase Agreement [Member] | Maximum [Member]
Senior secured convertible debt financing	$ 15,000,000
American Investor Group Direct LLC [Member]
Convertible Debt		$ 2,000,000